The JPM Intitutional Funds
6 St. James Avenue
Boston, MA 02116
(617) 423-0800


March 4, 1996


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: The JPM Institutional Funds (File no. 33-54642) (the "Registrant"); Prospectuses dated March 1, 1996 for The JPM Institutional Money Market Fund, The JPM Institutional Treasury Money Market Fund, The JPM Institutional Bond Fund, The JPM Institutional Short Term Bond Fund, The JPM Institutional Emerging Markets Equity Fund, and the JPM Institutional International Equity Fund (the "Funds"), each a series of shares of the Registrant; Statement of Additional Information dated March 1, 1996 for all series of shares of the Registrant.
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned statement of additional information and prospectuses that would have been filed by the Registrant on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 21 to the Registrant's registration statement on Form N-1A (File no. 33-54642) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Funds and was filed electronically on February 27, 1996.

Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very Truly Yours,


THE JPM INSTITUTIONAL FUNDS

By:  /s/ Andres E. Saldana
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     Andres E. Saldana
     Assistant Secretary